GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS (Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	$ 10,496	$ (4,142)	$ (997)	$ 1,482	$ 9,487	$ (4,876)	$ 477	$ 2,047	$ 6,839	$ 7,478		$ 6,485
Other comprehensive (loss) income, net of tax:
Unrealized gain (loss) on marketable securities, net of tax									3,263	(3,198)		6
Unrealized foreign currency translation gain (loss)									(1,453)	1,508		6,434
Unrealized forward contract foreign currency gain (loss)									5,724	(2,318)
Total other comprehensive income (loss) for the period									7,534	(4,008)		6,440
Comprehensive (loss) income									14,373	3,470		12,925
Comprehensive income attributable to noncontrolling interests									(2,589)	(1,132)		(2,979)
Comprehensive income attributable to Kennedy-Wilson Holdings, Inc.									11,784	2,338		9,946
Consoldiated Entity Ownership Percentage									100.00%	100.00%		100.00%
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income									6,839	7,478		6,485
Other comprehensive (loss) income, net of tax:
Unrealized gain (loss) on marketable securities, net of tax									3,263	(3,198)		6
Unrealized foreign currency translation gain (loss)									(1,453)	1,508		6,434
Unrealized forward contract foreign currency gain (loss)									5,724	(2,318)
Total other comprehensive income (loss) for the period									7,534	(4,008)		6,440
Comprehensive (loss) income									14,373	3,470		12,925
Comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to Kennedy-Wilson Holdings, Inc.									14,373	3,470		12,925
Kennedy-Wilson, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income									14,986	12,533		17,031
Other comprehensive (loss) income, net of tax:
Unrealized gain (loss) on marketable securities, net of tax									3,263	(3,198)		6
Unrealized foreign currency translation gain (loss)									(1,453)	1,508		6,434
Unrealized forward contract foreign currency gain (loss)									5,724	(2,318)
Total other comprehensive income (loss) for the period									7,534	(4,008)		6,440
Comprehensive (loss) income									22,520	8,525		23,471
Comprehensive income attributable to noncontrolling interests										(103)
Comprehensive income attributable to Kennedy-Wilson Holdings, Inc.									22,520	8,422		23,471
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income									66,337	51,114	[1]	50,902	[2]
Other comprehensive (loss) income, net of tax:
Unrealized gain (loss) on marketable securities, net of tax									14		[1]	6	[2]
Unrealized foreign currency translation gain (loss)									(2,251)	2,012	[1]	6,434	[2]
Unrealized forward contract foreign currency gain (loss)									6,437	(2,294)	[1]
Total other comprehensive income (loss) for the period									4,200	(282)	[1]	6,440	[2]
Comprehensive (loss) income									70,537	50,832	[1]	57,342	[2]
Comprehensive income attributable to noncontrolling interests										(379)	[1]	(2,963)	[2]
Comprehensive income attributable to Kennedy-Wilson Holdings, Inc.									70,537	50,453	[1]	54,379	[2]
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income									38,347	28,797		426
Other comprehensive (loss) income, net of tax:
Unrealized gain (loss) on marketable securities, net of tax
Unrealized foreign currency translation gain (loss)									(265)	(25)
Unrealized forward contract foreign currency gain (loss)
Total other comprehensive income (loss) for the period									(265)	(25)
Comprehensive (loss) income									38,082	28,772		426
Comprehensive income attributable to noncontrolling interests									(2,589)	(650)		(16)
Comprehensive income attributable to Kennedy-Wilson Holdings, Inc.									35,493	28,122		410
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income									(119,670)	(92,444)		(68,359)
Other comprehensive (loss) income, net of tax:
Unrealized gain (loss) on marketable securities, net of tax									(3,277)	3,198		(12)
Unrealized foreign currency translation gain (loss)									3,969	(3,495)		(12,868)
Unrealized forward contract foreign currency gain (loss)									(12,161)	4,612
Total other comprehensive income (loss) for the period									(11,469)	4,315		(12,880)
Comprehensive (loss) income									(131,139)	(88,129)		(81,239)
Comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to Kennedy-Wilson Holdings, Inc.									$ (131,139)	$ (88,129)		$ (81,239)

[1]	Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned prior to December 31, 2011 by Kennedy-Wilson. Such guarantor subsidiaries were restructured prior to December 31, 2011 such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries.
[2]	Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.